Average Annual Total Returns - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Tech Hardware Portfolio	Apr. 29, 2023
Select Tech Hardware Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(28.55%)
Past 5 years	11.17%
Past 10 years	13.05%
Select Tech Hardware Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.96%)
Past 5 years	7.17%
Past 10 years	10.14%
Select Tech Hardware Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.98%)
Past 5 years	8.43%
Past 10 years	10.29%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1531
Average Annual Return:
Past 1 year	(26.90%)
Past 5 years	8.62%
Past 10 years	10.47%